Significant Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Deferred tax liabilities
Intangibles	$ (26,585)	$ (27,870)
Property and equipment	(52,184)	(53,834)
Total deferred tax liabilities	(78,769)	(81,704)
Deferred tax assets:
Net operating loss carry forward	26,088	27,444
Other	12,691	11,580
Total deferred tax assets	38,779	39,024
Valuation allowance	(337)	(33)
Net deferred tax assets	38,442	38,991
Net deferred tax liabilities	$ (40,327)	$ (42,713)